Note 20 - Borrowings - Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Non-current costs of issue of debt		$ (20)
Total non-current portion of non-current borrowings	46,433	111,432
Current costs of issue of debt	(20)	(125)
Total current borrowings and current portion of non-current borrowings	682,329	219,501
Total Borrowings	728,762	330,933
Bank borrowings [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings before costs of issue of debt	46,433	111,452
Current borrowings before costs of issue of debt	682,255	219,566
Bank overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings before costs of issue of debt	$ 94	$ 60